Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56.2%)
Aerospace & Defense (0.2%)
Lockheed Martin	300	$124

Agricultural Operations (0.6%)
Archer-Daniels-Midland	4,600	381

Agricultural Products (0.4%)
Ingredion	2,800	255

Air Freight & Logistics (0.7%)
FedEx	1,800	420

Aircraft (0.6%)
Delta Air Lines*	5,600	179
United Airlines Holdings*	4,200	154

		333

Apparel Retail (0.2%)
Foot Locker	4,800	136

Apparel, Accessories & Luxury Goods (0.4%)
Carter’s	2,700	220

Asset Management & Custody Banks (1.6%)
Ameriprise Financial	1,300	351
Bank of New York Mellon	9,300	404
State Street	3,200	227

		982

Automotive (2.1%)
Ford Motor	30,800	453
General Motors*	12,200	442
Goodyear Tire & Rubber*	18,900	232
Lear	1,000	151

		1,278

Automotive Retail (0.8%)
Group 1 Automotive	1,200	212
Murphy USA	900	256

		468

Banks (1.9%)
Citizens Financial Group	5,400	205
Regions Financial	10,600	225
Wells Fargo	10,700	469
Zions Bancorp	4,000	218

		1,117

Biotechnology (2.3%)
Amgen	1,800	446
Biogen*	600	129
Gilead Sciences	8,000	479
Ironwood Pharmaceuticals, Cl A*	18,700	214

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (continued)
Regeneron Pharmaceuticals*	200	$116

		1,384

Broadcasting (1.0%)
Fox	8,200	271
Gray Television	4,500	84
Nexstar Media Group, Cl A	1,300	245

		600

Building & Construction (1.3%)
Builders FirstSource*	3,900	265
Owens Corning	3,600	334
TRI Pointe Homes*	11,100	206

		805

Chemicals (1.5%)
Celanese, Cl A	2,000	235
Eastman Chemical	2,100	201
Huntsman	8,900	258
LyondellBasell Industries, Cl A	2,000	178

		872

Computer & Electronics Retail (0.4%)
Best Buy	2,900	223

Computers & Services (3.0%)
DXC Technology*	5,300	167
eBay	3,300	160
Hewlett Packard Enterprise	28,700	410
HP	13,100	438
NetApp	1,700	121
Oracle	4,800	374
Xerox Holdings	7,700	132

		1,802

Consumer Products (0.8%)
Brunswick	2,800	224
Polaris Industries	2,100	247

		471

Data Processing & Outsourced Services (0.3%)
CSG Systems International	2,900	189

Drug Retail (0.3%)
Walgreens Boots Alliance	4,200	166

Electric Utilities (0.5%)
NRG Energy	8,300	313

Electrical Services (0.4%)
Vistra	8,800	227

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Fertilizers & Agricultural Chemicals (0.4%)
Mosaic	4,600	$242

Financial Services (1.8%)
Ally Financial	4,600	152
Capital One Financial	3,300	362
Citigroup	7,200	374
Discover Financial Services	2,000	202

		1,090

Food, Beverage & Tobacco (0.9%)
JM Smucker	1,200	159
Molson Coors Beverage, Cl B	6,600	394

		553

Forest Products (0.3%)
Louisiana-Pacific	3,100	197

General Merchandise Stores (0.3%)
Target	1,000	163

Health Care Distributors (1.1%)
Cardinal Health	3,800	226
McKesson	1,300	444

		670

Health Care Services (1.0%)
CVS Health	2,800	268
DaVita*	2,100	177
Quest Diagnostics	1,100	150

		595

Homebuilding (0.2%)
DR Horton	1,800	140

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	2,500	432

Industrial Machinery (0.4%)
Crane Holdings	2,400	237

Information Technology (0.1%)
II-VI*	800	42

Insurance (2.8%)
Aflac	3,700	212
Allstate	1,400	164
American Financial Group	1,200	160
Hartford Financial Services Group	3,900	252
Lincoln National	4,000	205
MetLife	3,600	228
MGIC Investment	16,400	233

LSV Global Value Fund

	Shares	Value (000)
Insurance (continued)
Prudential Financial	2,100	$210

		1,664

Interactive Media & Services (0.6%)
Meta Platforms, Cl A*	2,100	334

Investment Banking & Brokerage (0.7%)
Jefferies Financial Group	5,700	186
Morgan Stanley	2,700	227

		413

IT Consulting & Other Services (1.1%)
Amdocs	3,100	270
International Business Machines	2,800	366

		636

Machinery (1.6%)
AGCO	2,800	305
Allison Transmission Holdings	6,500	272
Cummins	1,400	310
Oshkosh	1,100	95

		982

Metal & Glass Containers (0.6%)
Berry Global Group*	4,000	231
Silgan Holdings	3,200	142

		373

Mortgage REITs (0.4%)
New Residential Investment	21,300	232

Motorcycle Manufacturers (0.4%)
Harley-Davidson	5,900	223

Paper Packaging (0.3%)
Westrock	4,800	203

Petroleum & Fuel Products (0.3%)
Valero Energy	1,500	166

Pharmaceuticals (5.3%)
AbbVie	1,900	273
Bristol-Myers Squibb	7,600	561
Jazz Pharmaceuticals*	900	140
Johnson & Johnson	1,500	262
Merck	7,500	670
Organon	6,400	203
Pfizer	16,400	829
Viatris, Cl W*	20,500	199

		3,137

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Property & Casualty Insurance (0.5%)
First American Financial	4,700	$273

Reinsurance (0.4%)
Everest Re Group	800	209

Retail (1.5%)
Dick’s Sporting Goods	2,800	262
Kohl’s	4,600	134
Kroger	7,300	339
Macy’s	10,500	185

		920

Retail REIT’s (0.3%)
Simon Property Group	1,900	206

Semiconductors (0.9%)
Alpha & Omega Semiconductor*	7,500	315
Qorvo*	2,100	219

		534

Semi-Conductors/Instruments (4.2%)
Amkor Technology	13,200	266
Applied Materials	2,000	212
Cirrus Logic*	1,700	145
Intel	18,500	673
Jabil	3,800	225
Micron Technology	5,900	365
QUALCOMM	4,300	624

		2,510

Specialized Consumer Services (0.3%)
H&R Block	4,600	184

Systems Software (0.5%)
Progress Software	3,200	150
VMware, Cl A	1,050	122

		272

Technology Distributors (1.0%)
Arrow Electronics*	2,700	346
Avnet	4,700	225

		571

Technology Hardware, Storage & Peripherals (1.3%)
Dell Technologies, Cl C	9,900	446
Seagate Technology Holdings	4,300	344

		790

Telephones & Telecommunications (2.0%)
AT&T	21,900	411
Cisco Systems	6,200	281

LSV Global Value Fund

	Shares	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	10,900	$504

		1,196

Thrifts & Mortgage Finance (0.3%)
Radian Group	6,800	152

Trucking (0.4%)
Ryder System	3,000	235

TOTAL U.S. COMMON STOCK
(Cost $34,132)		33,542

Foreign Common Stock (41.6%)
Australia (1.7%)
BHP Group	9,500	260
BlueScope Steel	17,200	202
Fortescue Metals Group	11,300	145
OMV	4,300	183
Rio Tinto	2,700	187
Woodside Energy Group	1,716	39

		1,016

Austria (0.4%)
BAWAG Group	4,700	217

Belgium (0.3%)
Solvay	2,200	193

Brazil (0.6%)
JBS	43,600	269
Vibra Energia	31,000	100

		369

Canada (2.8%)
B2Gold	44,400	155
Canadian Imperial Bank of Commerce	4,000	202
iA Financial	4,200	231
Magna International	3,200	204
Suncor Energy	18,500	629
West Fraser Timber	2,500	234

		1,655

China (1.0%)
China CITIC Bank, Cl H	459,000	192
Shanghai Pharmaceuticals Holding, Cl H	79,400	120
Shenzhen Expressway, Cl H	162,000	149

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
China (continued)
Sinotrans, Cl H	461,000	$138

		599

Finland (0.8%)
Nokia	56,200	293
TietoEVRY	7,700	209

		502

France (3.7%)
AXA	8,800	203
BNP Paribas	3,900	184
Bouygues	6,500	196
Euroapi*	78	1
Ipsen	2,800	283
Kering	500	287
Metropole Television	7,600	100
Orange	17,300	177
Rothschild	5,100	188
Rubis SCA	7,800	191
Sanofi	1,800	179
Total	4,000	204

		2,193

Germany (2.7%)
Allianz	700	127
Bayerische Motoren Werke	3,500	286
Daimler	4,500	265
Daimler Truck Holding*	6,600	180
Deutsche Post	5,300	212
Muenchener Rueckversicherungs	900	204
Rheinmetall	1,100	202
Volkswagen	600	119

		1,595

Hong Kong (3.4%)
Asia Cement China Holdings	134,500	67
China Petroleum & Chemical, Cl H	418,000	197
China Water Affairs Group	140,000	126
Dali Foods Group	446,500	213
Dongfeng Motor Group, Cl H	308,000	213
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	211
NetDragon Websoft Holdings	103,000	206
Nine Dragons Paper Holdings	125,000	103
PAX Global Technology	129,000	121

LSV Global Value Fund

	Shares	Value (000)
Hong Kong (continued)
PetroChina, Cl H	662,000	$308
WH Group	312,181	236

		2,001

Hungary (0.3%)
MOL Hungarian Oil & Gas	27,400	202

Israel (0.2%)
Teva Pharmaceutical Industries*	14,100	134

Italy (0.9%)
A2A	76,300	98
Eni	21,200	255
Mediobanca Banca di Credito Finanziario	20,600	177

		530

Japan (6.1%)
DCM Holdings	15,900	124
DTS	6,100	155
Isuzu Motors	11,900	131
ITOCHU	6,700	195
Kaga Electronics	6,600	161
Kandenko	18,800	117
Lintec	6,800	120
NGK Spark Plug	14,100	276
Nippon Telegraph & Telephone	3,800	109
Nitto Kogyo	10,000	195
Nomura Holdings	58,600	224
Ono Pharmaceutical	6,600	186
ORIX	10,400	185
Relia	9,800	82
Resona Holdings	53,800	209
Ricoh Leasing	7,000	188
SKY Perfect JSAT Holdings	60,900	255
Sumitomo	7,500	105
Teijin	17,100	181
Tokyo Seimitsu	8,700	302
Tsubakimoto Chain	5,000	119
Valor	4,800	68

		3,687

Mexico (0.3%)
Coca-Cola Femsa	34,000	205

Netherlands (1.0%)
Aegon	41,800	184
Koninklijke Ahold Delhaize	7,700	212

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Netherlands (continued)
Signify	5,800	$188

		584

Norway (0.4%)
DNB Bank	11,500	227

Poland (0.3%)
Asseco Poland	12,386	193

Puerto Rico (0.4%)
OFG Bancorp	9,200	253

Russia (–%)
Gazprom PJSC ADR(A)*	15,900	—
LUKOIL PJSC ADR(A)	1,600	—

		—

South Africa (0.4%)
Absa Group	21,000	215

South Korea (1.9%)
Huons	1,870	54
Kginicis	5,400	58
KT	8,800	256
LG Uplus	12,500	120
Samsung Electronics	10,000	473
SK Telecom	3,900	161

		1,122

Spain (0.2%)
Mapfre	71,600	116

Sweden (2.3%)
Bilia, Cl A	8,600	122
Inwido	14,600	177
Nordea Bank Abp	22,300	220
SKF, Cl B	12,600	212
Swedbank	14,300	198
Volvo, Cl B	25,000	449

		1,378

Switzerland (1.7%)
Adecco Group	4,400	155
Novartis	2,400	206
Roche Holding AG	600	199
Swiss Life Holding	200	106

LSV Global Value Fund

	Shares	Value (000)
Switzerland (continued)
UBS Group	19,500	$319

		985

Taiwan (2.5%)
ASE Technology Holding	113,000	330
Asustek Computer	19,000	179
Chipbond Technology	93,000	170
Compeq Manufacturing	149,000	244
Novatek Microelectronics	16,000	143
Powertech Technology	68,000	195
Topco Scientific	26,000	134
Tripod Technology	26,000	89

		1,484

Thailand (0.4%)
Krung Thai Bank	494,600	215

Turkey (0.6%)
Coca-Cola Icecek	23,100	187
Eregli Demir ve Celik Fabrikalari	95,400	148

		335

United Kingdom (4.3%)
3i Group	9,200	143
Anglo American	5,100	184
BAE Systems	20,500	193
Barclays	102,200	196
Bellway	7,600	227
British American Tobacco	5,100	200
GAIL India GDR	5,700	64
GSK	11,360	238
Haleon*	14,200	50
J Sainsbury	40,300	109
Lloyds Banking Group	400,200	222
Micro Focus International	40,300	140
Shell	18,700	498
Tesco	45,700	147

		2,611

TOTAL FOREIGN COMMON STOCK
(Cost $27,366)		24,816

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.9%)
South Street Securities 1.9500%, dated 07/30/22, to be repurchased on 07/29/2022, repurchase price $506 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $556, 0.750% - 1.875%, 04/30/2026 – 02/15/2032; total market value $517)	$506	$506

TOTAL REPURCHASE AGREEMENT
(Cost $506)		506

Total Investments – 98.7%
(Cost $62,004)		$58,864

Percentages are based on Net Assets of $59,650 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$33,542	$–	$–	$33,542

Total Common Stock	33,542	–	–	33,542

Foreign Common Stock
Australia	–	1,016	–	1,016
Austria	–	217	–	217
Belgium	–	193	–	193
Brazil	369	–	–	369
Canada	1,655	–	–	1,655
China	–	599	–	599
Finland	–	502	–	502
France	1	2,192	–	2,193
Germany	–	1,595	–	1,595
Hong Kong	–	2,001	–	2,001
Hungary	–	202	–	202
Israel	–	134	–	134
Italy	–	530	–	530
Japan	–	3,687	–	3,687
Mexico	205	–	–	205
Netherlands	–	584	–	584
Norway	–	227	–	227
Poland	–	193	–	193
Puerto Rico	253	–	–	253
Russia	–	–	–	–
South Africa	–	215	–	215
South Korea	–	1,122	–	1,122
Spain	–	116	–	116
Sweden	–	1,378	–	1,378
Switzerland	–	985	–	985
Taiwan	–	1,484	–	1,484
Thailand	–	215	–	215
Turkey	–	335	–	335
United Kingdom	114	2,497	–	2,611

Total Foreign Common Stock	2,597	22,219	–	24,816

Total Repurchase Agreement	–	506	–	506

Total Investments in Securities	$36,139	$22,725	$–	$58,864

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-006-1700